Taxation	12 Months Ended
Dec. 31, 2013
TAXATION [Abstract]
Taxation
6.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Group’s subsidiaries incorporated in Hong Kong were subject to a 16.5% tax rate for the years ended December 31, 2011, 2012 and 2013, respectively.

Singapore

Games International is subject to income tax on taxable income as reported in its statutory financial statements adjusted in accordance with Singapore income tax legislation. Games International was subject to an income tax rate of 17% for the years ended December 31, 2011, 2012 and 2013.

Germany

Shanda Europe is subject to income tax on taxable income as reported in its statutory financial statements adjusted in accordance with Germany income tax law. Shanda Europe was subject to an income tax rate of 15% for the year ended December 31, 2013.

China

The PRC Corporate Income Tax Law (“CIT”), among other things, imposes a unified income tax rate of 25% for both domestic and foreign invested enterprises.

Relevant governmental regulatory authorities have established qualification criteria, application procedures and assessment processes for “high and new technology enterprises”, which will be entitled to a favorable statutory tax rate of 15%. An enterprise’s qualification as a “high and new technology enterprise” is re-assessed by the relevant PRC governmental authorities every three years.

Shengqu and Chengdu Aurora have been recognized as “high and new technology enterprises” and enjoyed the 15% preferential rate status for 2011, 2012, and 2013. Shanghai Shulong, which previously enjoyed the 15% preferential rate prior to 2011, was subject to a 25% income tax rate in 2011, 2012 and 2013 on account of non-qualification. In addition, Shengqu also obtained qualification as a key national software enterprise for 2011 and 2012 in May 2013. As a result, Shengqu reversed RMB97.2 million (US$15.7 million) in income tax expenses during the second quarter of 2013 for the excess tax charge in 2011 and 2012. Therefore, Shengqu was entitled to preferential income tax rates of 10%, 10% and 15% for the years 2011, 2012 and 2013, respectively. In 2010, Lansha also obtained the “high and new technology enterprise” 15% preferential rate status for a three-year period which expired December 31, 2012. Therefore, the statutory tax rates for 2011, 2012 and 2013 for Lansha were 15%, 15% and 25%, respectively. In 2012, Shengji obtained approval for “high and new technology enterprise” status which is effective for three years from 2012 to 2014.

In April 2010, Shengji, as “a software development enterprise,” which is an incremental and even more favorable type of preferential tax treatment than “high and new technology enterprise” status, was granted a two-year CIT exemption for the years 2009 and 2010 followed by a three year 50% EIT reduction on its taxable income for the years 2011 through 2013, which was effective retroactively from January 1, 2009. However, in 2012, Shengji was re-assessed by the relevant tax bureau and asked to pay additional tax charges of RMB21.9 million related to 2011 because it was asserted that Shengji did not qualify for the preferential tax rate of 12.5% (50% of 25% CIT statutory rate) for the years from 2011 to 2013. The retroactive tax charge was recorded in 2012 as income tax expense. Beyond this immaterial additional tax charge for Shengji in 2012, the Group did not have, and does not have, any other material uncertain tax positions. The statutory tax rates for 2011, 2012 and 2013 for Shengji were 25%, 15% and 15%, respectively.

As Chengdu Aurora also qualified as a “software development enterprise,” it was granted a three year 50% EIT”) reduction on its taxable income from 2009 to 2011, with a reversion to the “high and new technology enterprise” rates after 2011. The applicable tax rates for 2011, 2012, and 2013 for Chengdu Aurora were 12.5%, 15% and 15%, respectively.

The Corporate Income Tax Law also imposes a 10% withholding tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Where an appropriate tax treaty is in place between the PRC and another relevant jurisdiction, rates below 10% may be available. Holding companies in Hong Kong, for example, are subject to a 5% withholding tax rate. In 2011, 2012 and 2013, in light of the special dividend declared to shareholders described in Note 2(29) and the necessity of distributing a portion of accumulated profits for such dividend, and the possibility of dividends in the future based upon past experience, withholding tax was accrued, and continues to be accrued, for the Group’s PRC subsidiaries (as described below) based on a 5% tax rate. Amounts accrued and recognized in income tax expense were RMB116.5 million, RMB54.5 million and RMB54.4 million, respectively, in 2011, 2012 and 2013, for certain of the accumulated undistributed profits in the Group's PRC entities.

The Group has not accrued any tax for the outside basis difference represented by the accumulated undistributed profits of its VIEs, which amounted to RMB1,737.8 million at December 31, 2013 as, after review, it was determined that relevant tax laws and regulations provide for tax-free transfer of such amounts to the Group's PRC subsidiaries; moreover, the Group has the intent and ability to indefinitely reinvest such accumulated profits for expansion of its PRC business, in line with its strategic goals. With respect to the Group's PRC subsidiaries (exclusive of its VIEs), the Group has provided withholding tax accruals on all of the accumulated undistributed profits of such entities based upon the Group's anticipated higher level needs and past evidence of distributions (such as a 2011 special dividend).

Korea

Actoz and Eyedentity are subject to income tax on taxable income as reported in their statutory financial statements adjusted in accordance with the Corporate Income Tax Law of the Republic of Korea (the "Korea Income Tax Laws"). Under the Korea Income Tax Laws, corporations were subject to progressive tax rate, 11% for the corporation's annual taxable income up to KRW200 million, 22% for the corporation's annual taxable income over KRW200 million but less than KRW 20 billion, and 24.2% for the corporation's annual taxable income over KRW20 billion for the years ended December 31, 2011, 2012 and 2013. The foregoing tax rates include resident tax surcharges in accordance with the Korea Income Tax Laws and local tax laws. Actoz was subject to a marginal tax rate of 24.2% in 2011, 2012 and 2013. Eyedentity was subject to a marginal tax rate of 24.2%, 24.2% and 22% in 2011, 2012 and 2013.

Pursuant to the Korea Income Tax Laws, dividends distributed by a foreign invested enterprise to its immediate holding company outside Korea will be subject to 15% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with Korea that provides for a different withholding arrangement. According to the Korea and Singapore Taxation Arrangement, dividends paid by a foreign invested enterprise in Korea to its direct holding company in Singapore will be subject to withholding tax at a rate of no more than 10% (if the foreign investor owns directly at least 25% of the shares of the foreign invested enterprise). Eyedentity planned to distribute dividends to Games International in 2012, and withholding tax was accrued at 10% in the amounts of RMB17.5 million and RMB5.5 million in 2011 and 2012, respectively. The accrued withholding tax was fully paid in 2012. No withholding tax was accrued in 2013 as no further dividend distributions are planned for the foreseeable future; moreover, management has concluded that it has the intention to indefinitely reinvest profits of Eyedentity prospectively.

Composition of income tax expense

Earnings before income taxes for the years ended December 31, 2011, 2012, and 2013 were taxed within the following jurisdictions (where “mainland” excludes Hong Kong):

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
PRC mainland entities	2,560,901	2,361,990	1,870,816
Non-PRC mainland entities	119,050	(6,912)	86,982
Total	2,679,951	2,355,078	1,957,798

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income during the years ended December 31, 2011, 2012 and 2013 are as follows:

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Current income tax expense
PRC mainland entities	428,200	393,630	244,413
Non-PRC mainland entities	98,441	112,833	77,033
Total	526,641	506,463	321,446
Deferred income tax expense (benefit)
PRC mainland entities	(16,621)	13,049	(24,808)
Non-PRC mainland entities	(34,800)	(33,933)	(28,721)
Total	(51,421)	(20,884)	(53,529)
Withholding tax
Non-PRC mainland entities	133,978	59,960	54,356
Income tax expense
PRC mainland entities	411,580	406,680	219,605
Non-PRC mainland entities	197,619	138,860	102,668
Total	609,199	545,540	322,273

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliations between the statutory rate and the Group’s effective tax rate for the years ended December 31, 2011, 2012 and 2013 are as follows:

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Statutory income tax rate (PRC CIT rate)	25%	25%	25%
Effect of qualified lower tax rates awarded to certain PRC entities	(8)%	(8)%	(12)%
Effect of withholding taxes	5%	3%	3%
Effect of change in valuation allowance	1%	2%	—
Tax paid for the sale of equity interests in Eyedentity to Actoz	—	1%	—
Effective income tax rate	23%	23%	16%

The effect of qualified lower tax rates awarded to certain PRC entities, as included in the preceding and following tables, specifically refers to the reduced statutory tax rates awarded by relevant authorities to certain PRC entities for defined periods to “high and new technology enterprises”, “key national software enterprises” and “software development enterprises” as described earlier. The aggregate amount and per share effect of the qualified lower tax rates are as follows:

	For the years ended December 31,
	2011	2012	2013
(in thousands, except per share data)	RMB	RMB	RMB
Aggregate effect	220,521	199,217	229,304
Basic ordinary share effect	0.39	0.36	0.43
Diluted ordinary share effect	0.39	0.36	0.43

Significant components of deferred tax assets and deferred tax liabilities are as follows:

	December 31, 2012	December 31, 2013
	RMB	RMB
Deferred tax assets
Licensing fees and related costs and deferred revenues	29,704	24,251
Temporary differences related to deductible expenses	64,926	73,096
Other temporary differences	20,904	46,166
Foreign tax credits of Actoz and Eyedentity	200,264	205,634
Less: Valuation allowance	(215,080)	(217,608)
Total deferred tax assets, net of valuation allowance	100,718	131,539
Deferred tax liabilities
Intangible assets arising from business combinations	102,420	76,892
Withholding taxes	53,516	61,616
Total deferred tax liabilities	155,936	138,508

Movement of valuation allowances

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Balance at beginning of year	180,169	189,219	215,080
Current year additions	9,050	37,172	2,528
Current year disposal due to divestitures	—	(11,311)	—
Balance at end of year	189,219	215,080	217,608

Valuation allowances have been provided on certain deferred tax assets due to the uncertainty surrounding their realization. As of December 31, 2011, 2012 and 2013, the majority of valuation allowances were provided because it was more likely than not that the Group would not be able to utilize certain foreign tax credit carry forwards generated by a subsidiary. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase net income when those events occur. In 2012, a portion of the valuation allowance was de-recognized as a result of the divestiture of Mochi.

As of December 31, 2013, total tax credit carry forwards of KRW4,015 million (equivalent to RMB23.0 million), KRW9,534 million (equivalent to RMB54.8 million), KRW11,287 million (equivalent to RMB64.8 million), KRW6,887 million (equivalent to RMB39.5 million) and KRW4,533 million (equivalent to RMB26.0 million) will expire in 2015, 2016, 2017, 2018 and 2019, respectively.